UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2010

                 Check here if Amendment [ ]; Amendment Number:
             This  Amendment  (Check  only one): [ ] is a restatement.
                                                  [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

              Name:      Apis Capital Advisors, LLC
                         ------------------------------------
              Address:   53 Forest Avenue, Suite 103
                         ------------------------------------
                         Old Greenwich, CT 06870
                         ------------------------------------
                        Form 13F File Number: 028-13123

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

              Name:      Kyle M. Hartley
                         ------------------------------------
              Title:     Chief Financial Officer
                         ------------------------------------
              Phone:     203-409-6310
                         ------------------------------------
                     SIGNATURE, PLACE, AND DATE OF SIGNING:

   /s/ Kyle M. Hartley                Old Greenwich, CT          11/12/10
   -----------------------------    ---------------------  --------------------
          [Signature]                   [City, State]             [Date]

                         REPORT TYPE (CHECK ONLY ONE):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

REPORT SUMMARY:

                       Number of Other Included Managers:            0
                                                                ------------
                       Form 13F Information Table Entry Total:      26
                                                                ------------
                       Form 13F Information Table Value Total:  $ 47,305.1
                                                                ------------
                                                                 (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


                                                                 SHARES /
                             SECURITY                 VALUE        PRN      SH/  PUT/   INVESMENT    OTHER       VOTING AUTHORITY
SECURITY                       TYPE        ID_CUSIP   X1000       AMOUNT    PRN  CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE

ABBOTT LABORATORIES          Common Stock  002824100  $  2,162.7     41,400    SH        Yes           No        x
ALEXION PHARMACEUTICALS INC  Common Stock  015351109  $  6,583.7    102,295    SH        Yes           No        x
ALTISOURCE PORTFOLIO SOL     Common Stock  N/A        $  5,261.3    168,956    SH        Yes           No        x
AMAG PHARMACEUTICALS INC     Equity Option N/A        $    100.1     77,000    SH  Call  Yes           No        x
AMAG PHARMACEUTICALS INC     Common Stock  00163U106  $    602.4     35,000    SH        Yes           No        x
ANADYS PHARMACEUTICALS INC   Common Stock  03252Q408  $    288.1    124,172    SH        Yes           No        x
AUTOLIV INC                  Common Stock  052800109  $    931.3     14,255    SH        Yes           No        x
BIOGEN IDEC INC.             Equity Option N/A        $     44.2    126,300    SH  Call  Yes           No        x
BIOSPECIFICS TECHNOLOGIES    Common Stock  090931106  $  3,789.6    140,773    SH        Yes           No        x
CAPITAL GOLD CORP            Common Stock  14018Y205  $  3,796.5    786,031    SH        Yes           No        x
CIRRUS LOGIC INC             Common Stock  172755100  $  2,725.6    152,783    SH        Yes           No        x
DUSA PHARMACEUTICALS INC     Common Stock  266898105  $    145.6     59,422    SH        Yes           No        x
EZCHIP SEMICONDUCTOR LTD     Common Stock  N/A        $  1,990.4     78,828    SH        Yes           No        x
GOLAR LNG LTD                Common Stock  N/A        $  2,828.4    225,914    SH        Yes           No        x
iShares MSCI Emerging
  Markets Index              Equity Option N/A        $    116.6  1,060,000    SH   Put  Yes           No        x
KV PHARMACEUTICAL CO-CL A    Common Stock  482740206  $    404.1    172,700    SH        Yes           No        x
MICROSOFT CORP               Common Stock  594918104  $  2,172.3     88,700    SH        Yes           No        x
MOLYCORP INC                 Common Stock  608753109  $    460.0     16,260    SH        Yes           No        x
MOMENTA PHARMACEUTICALS INC  Common Stock  60877T100  $  1,450.8     96,400    SH        Yes           No        x
NAM TAI ELECTRONICS INC      Common Stock  629865205  $    207.9     45,000    SH        Yes           No        x
ONYX PHARMACEUTICALS INC     Equity Option N/A        $     15.5    103,600    SH  Call  Yes           No        x
ONYX PHARMACEUTICALS INC     Common Stock  683399109  $  1,327.3     50,315    SH        Yes           No        x
PERMA-FIX ENVIRONMENTAL SVCS Common Stock  714157104  $    675.4    404,434    SH        Yes           No        x
QKL STORES INC               Common Stock  74732Y105  $    336.3     69,774    SH        Yes           No        x
ROVI CORP                    Common Stock  779376102  $  2,093.3     41,525    SH        Yes           No        x
UNITED THERAPEUTICS CORP     Common Stock  91307C102  $  6,795.6    121,329    SH        Yes           No        x

                                                      $ 47,305.1
